Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of goodwill	Goodwill balances as of December 31, 2021, and December 31, 2020, reflected the following activity:

	Year Ended December 31,
($000s)	2021	2020
Cost at the beginning of the year	$968	$941
Impact of currency translation	—	27

Cost at the end of the year	$968	$968

Summary of intangible assets	Other intangible asset balances as of December 31, 2021, and December 31, 2020, reflected the following activity:

	Year Ended December 31,
($000s)	2021	2020
Amortization period (straight-line, in years)	10 - 17	10 - 17
Cost at the beginning of the year	$5,173	$4,835
Additions	—	181
Impact of currency translation	—	157

Cost at the end of the year	$5,173	$5,173

Accumulated Amortization at the beginning of the year	$2,731	$2,230
Amortization	477	396
Impact of currency translation	—	104

Accumulated Amortization at the end of the year	3,208	2,731

Carrying amount at the end of the year	$1,965	$2,442